Factoring (Details) - USD ($)	1 Months Ended	9 Months Ended
	Oct. 31, 2018	Sep. 30, 2018
Factored (Textual)
Factored accounts receivable, description		Thunder Ridge has entered into an agreement to factor a portion of its accounts receivable. This agreement allows the Company, from time to time, to pledge accounts receivable in an aggregate amount not to exceed $2,000,000. This agreement provides the Company an initial advance of ninety-five percent of the gross amount of each receivable pledged.
Accounts receivable pledged amount		$ 1,710,889
Subsequent Event [Member]
Factored (Textual)
Factoring agreement increased	$ 3,500,000